Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	March 31, 2025	March 31, 2026
	US$	US$
Trade payables – third parties	2,568,272	1,990,823
Advance payment from customers	172,821	214,746
Accrued expenses	1,292,291	801,600
Other payables	391,446	33,931
	4,424,830	3,041,100

Schedule of Currency Profiles of the Group’s Trade and Other Payables

The currency profiles of the Company’s trade and other payables as at the end of each reporting period are as follows:

	March 31, 2025	March 31, 2026
	US$	US$
United States Dollar	3,481,658	2,337,920
Hong Kong Dollar	850,436	607,800
Renminbi	65,328	65,042
Khmer Riel	27,408	30,338
	4,424,830	3,041,100